ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.8%
HARDWARE 1.0%
Enterprise Hardware 1.0%
Harman International	100,000	8,344
Rackable Systems (1)	129,000	3,531
Total Hardware		11,875
IT SERVICES 1.4%
IT Services 1.4%
Amdocs (1)	163,000	6,455
CDNetworks (KRW) (1)	100,200	3,478
Equinix (1)	112,000	6,731
Total IT Services		16,664
MEDIA 43.0%
Advertising 0.5%
Jc Decaux (EUR)	227,192	6,148
		6,148
Broadcasting 2.5%
Grupo Televisa ADR	1,230,000	26,150
Television Francaise (EUR)	130,000	4,154
		30,304
Cable/Satellite 3.9%
Cablevision Systems, Class A (1)	115,000	2,612
EchoStar Communications, Class A (1)	1,402,000	45,901
		48,513
Gaming 7.1%
International Game Technology	1,185,000	49,178
Shuffle Master (1)	220,898	5,966
Wynn Resorts (1)	475,000	32,305
		87,449
Internet 14.9%
Amazon.com (1)	511,000	16,413
Baidu.com ADR (1)	147,000	12,868
Blue Nile (1)	128,000	4,653
CNET Networks (1)	1,389,000	13,307
Daum Communications (KRW) (1)	136,000	6,920
Digitas (1)	106,000	1,020
Google, Class A (1)	110,000	44,209
Liquidity Services (1)	405,000	6,314
Monster Worldwide (1)	435,000	15,743
NDS Group (1)	72,000	3,163
NHN (KRW)	67,800	7,115
priceline.com (1)	100,000	3,679
SAVVIS (1)	83,487	2,379
Tencent Holdings (HKD)	6,157,000	14,176
The Knot (1)	600,366	13,286
Yahoo! (1)	699,000	17,671
		182,916
Media & Entertainment 6.0%
Carnival	170,000	7,995
Discovery Holding, Class A (1)	529,571	7,657
Disney	367,000	11,344
Liberty Media Capital, Class A (1)	142,000	11,867
Naspers, N shares (ZAR)	400,000	6,177
Sun TV (INR)	116,255	3,250
Time Warner	483,000	8,805
Viacom, Class B (1)	444,700	16,534
		73,629
Newspapers 0.3%
Tribune	101,700	3,328
		3,328
Publishing 0.8%
McGraw-Hill	173,000	10,039
		10,039
Radio/Outdoor Advertising 7.0%
Clear Channel Outdoor, Class A (1)	500,000	10,200
Lamar Advertising (1)	1,237,000	66,068
XM Satellite Radio Holdings, Class A (1)	707,000	9,113
		85,381
Total Media		527,707
SEMICONDUCTORS 1.1%
Digital Semiconductors 1.1%
Atheros Communications (1)	118,000	2,139
Conexant Systems (1)	890,000	1,780
Marvell Technology Group (1)	482,000	9,337
Total Semiconductors		13,256
SOFTWARE 3.1%
Applications Software 2.3%
Checkfree (1)	185,000	7,644
NAVTEQ (1)	632,000	16,502
Tele Atlas (EUR) (1)	257,300	4,364
		28,510
Consumer Software 0.8%
Gameloft (EUR) (1)	440,000	2,401
Ubisoft Entertainment (EUR) (1)	120,000	6,951
		9,352
Total Software		37,862
TELECOM EQUIPMENT 1.8%

Wireline Equipment 1.8%
Garmin	112,000	5,463
Juniper Networks (1)	673,000	11,629
TomTom (EUR) (1)	118,000	4,966
Total Telecom Equipment		22,058
TELECOM SERVICES 47.2%

Competitive Local Exchange Carriers 2.6%
Cogent Communications Group (1)	551,000	6,386
Time Warner Telecom, Class A (1)	1,357,000	25,797
		32,183
Wireless - Domestic 18.9%
American Tower Systems, Class A (1)	2,685,000	98,002
Crown Castle International (1)	2,010,000	70,832
Leap Wireless International (1)	517,000	25,069
Ntelos (1)	501,400	6,403
SBA Communications (1)	809,400	19,693
U. S. Cellular (1)	195,000	11,642
		231,641
Wireless - International 17.9%
Advanced Info (THB)	2,322,000	5,562
America Movil ADR, Series L	1,262,000	49,685
Bharti Airtel (INR) (1)	3,778,000	40,987
Cosmote Mobile Communication (EUR)	258,000	6,186
Digital Multimedia Technology (EUR) (1)	38,011	2,258
Hutchison Telecommunications (HKD) (1)	9,100,000	15,977
Mobileone (SGD)	2,125,000	2,827
MobiNil-Egyptian (EGP)	208,600	5,897
MTN Group (ZAR)	530,000	4,311
NII Holdings, Class B (1)	106,000	6,589
Orascom Telecom (EGP)	100,000	5,697
Rogers Communications, Class B	1,244,000	68,258
Starhub (SGD)	3,278,571	4,651
		218,885
Wireline - International 7.8%
Hellenic Telecommunications (EUR) (1)	166,800	4,092
Singapore Telecommunications (SGD)	3,424,750	5,269
Telus, Non-voting shares	1,538,000	86,082
		95,443
Total Telecom Services		578,152
Total Miscellaneous Common Stocks 0.2% (2)		1,989
Total Common Stocks (Cost $891,802)		1,209,563

SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Investment Fund, 5.17% (3)(4)	12,734,277	12,734
Total Short-Term Investments (Cost $12,734)		12,734
Total Investments in Securities
99.8% of Net Assets (Cost $904,536)		$1,222,297

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Media & Telecommunications Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Media & Telecommunications Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth through the common stocks of media, technology, and telecommunications companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $904,536,000. Net unrealized gain aggregated $317,758,000 at period-end, of which $349,588,000 related to appreciated investments and $31,830,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $298,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $12,734,000 and $17,396,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Media & Telecommunications Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006